Contingent liabilities	6 Months Ended
Jun. 30, 2019
Contingent liabilities
Contingent liabilities

16.Contingent liabilities

Purported Class Action Lawsuits

In 2018, two groups of plaintiffs filed purported class action lawsuits, subsequently consolidated into a single action (Class Action), against Sibanye Gold Limited (Sibanye-Stillwater) and Neal Froneman (collectively, the Defendants) in the United States District Court for the Eastern District of New York, alleging violations of the US securities laws. Specifically, the Class Action alleges that the Defendants made false and/or misleading statements about its safety practices and record and thereby violated the US securities laws. The Class Action seeks an unspecific amount of damages. The Defendants will be filing a motion to dismiss the Class Action, and briefing is scheduled to be completed by 30 September 2019. As the case is still in the early stages, it is not possible to determine the likelihood of success on the merits or any potential liability from the Class Action nor estimate the duration of the litigation. Sibanye-Stillwater intends to defend the case vigorously.